Cash and Cash Equivalents - Additional Information (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash and Cash Equivalents [Line Items]
Restricted cash	£ 32	£ 43	£ 51
Held In Countries Prevent From Accessing Cash Balance [Member]
Cash and Cash Equivalents [Line Items]
Restricted cash	29	41	44
Held in Escrow Accounts or in Commercial Arrangements [Member]
Cash and Cash Equivalents [Line Items]
Restricted cash	£ 3	£ 2	£ 7